Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Summary of Related Party Transactions	Amounts received (paid) by the Company for related party transactions for the periods indicated were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Vessel operating expenses - technical management fee (i)	(252)	(248)	(756)	(744)
Strategic and administrative service fees (ii)	(8,231)	(7,453)	(26,471)	(22,568)
Secondment fees (iii)	(66)	(95)	(221)	(337)
Technical management fee and service revenues (iv)(v)	175	172	519	519
(i)The cost of ship management services provided by a third party has been presented as vessel operating expenses on the Company's unaudited consolidated statements of (loss) income. The Company paid such third party technical management fees to the Manager in relation to certain former Tanker Investments Ltd. vessels.
(ii)The Manager’s strategic and administrative service fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company’s unaudited consolidated statements of (loss) income. The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan) is set and paid by Teekay or such other subsidiaries. The Company compensates Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.
(iii)The Company pays secondment fees for services provided by some employees of Teekay. Secondment fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company's unaudited consolidated statements of (loss) income.
(iv)The Company receives reimbursements from Teekay for the provision of technical management services. These reimbursements have been presented in general and administrative expenses on the Company's unaudited consolidated statements of (loss) income.
(v)The Company recorded service revenues relating to Teekay Tanker Operations Limited's (or TTOL's) provision of certain commercial services to the counterparties in the agreements.